Delinquent Participant Contributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The Magna Group of Companies Retirement Savings Plans
Delinquent Participant Contributions
Amount failed to remit to plan in a timely manner	$ 8,102	$ 2,372